Guarantees, Commitments and Pledged Assets - Schedule of Various Guarantees and Indemnifications (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	[1]	$ 86,016	$ 62,966
Liquidity facilities [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	[1]	8,611	7,665
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	[1]	$ 95	$ 791

[1]	The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.